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US Legal Services

Nicole L. Molleur
Paralegal
(860) 580-2826
Fax: (860) 580-4844
nicole.molleur@us.ing.com

July 1, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re: ReliaStar Life Insurance Company and its Separate Account N
Prospectus Title: ING AdvantageSM Variable Annuity
File Nos.: 333-100209 and 811-09002
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Contract Prospectus and the Statement of Additional Information contained in Post-Effective
Amendment No. 14 to the Registration Statement on Form N-4 (“Amendment No. 14”) for
Separate Account N of ReliaStar Life Insurance Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 14 which was declared effective on June 27, 2008. The text of Amendment
No. 14 was filed electronically on June 27, 2008.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-
2831 or the undersigned at 860-580-2826.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation